Finance debts - Additional information (Details) € in Millions, t in Millions	12 Months Ended
	Dec. 31, 2025 GW	Dec. 31, 2024 t	Dec. 31, 2021 EUR (€) € / EquityInstruments	Dec. 31, 2020 EUR (€)
Borrowings
Increase (decrease) in finance debts			€ 1,108
Debts subjected to covenants			899	€ 1,051
Borrowings			27,794	26,686
Changes in the scope of consolidation			808	90
Lease liabilities assumptions			1,102	808
Plenitude
Borrowings
Changes in the scope of consolidation			474
Refining & Marketing
Borrowings
Changes in the scope of consolidation			213
Uncommitted short-term borrowing facilities
Borrowings
Undrawn borrowing facilities			6,207	7,183
Committed borrowing facilities
Borrowings
Undrawn borrowing facilities			2,835	5,295
Over 12 months | Committed borrowing facilities
Borrowings
Undrawn borrowing facilities			€ 2,820	€ 4,750
Minimum
Borrowings
Discount rates used to measure fair value of financial debt			(0.30%)	(0.50%)
Maximum
Borrowings
Discount rates used to measure fair value of financial debt			1.70%	1.40%
Sustainability-linked contracts with banks
Borrowings
Nominal value			€ 4,850
Borrowings			1,300
Sustainability-linked bond
Borrowings
Nominal value			1,000
Borrowings			998
Net carbon footprint upstream target | t		7.4
Renewable energy capacity target | GW	5
Ordinary Bonds
Borrowings
Nominal value			18,850
Borrowings			18,962	€ 19,420
Ordinary Bonds | Not later than 18 months
Borrowings
Borrowings			703
Euro Medium Term Notes
Borrowings
Nominal value			16,400
Maximum amount issuable			20,000
Euro Medium Term Notes, Ordinary Bonds
Borrowings
Nominal value			15,440
Borrowings			15,542
Other Bonds
Borrowings
Nominal value			3,410
Borrowings			3,420
Convertible Bonds
Borrowings
Borrowings			€ 399	€ 396
Bond conversion price | € / EquityInstruments			17.62
Bond premium with respect to share reference price at date of issuance			35.00%
Bond expiry			12 months